Faegre Drinker Biddle & Reath LLP

320 South Canal Street, Suite 3300

Chicago, Illinois 60606-5707

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.faegredrinker.com

November 17, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Department of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:

The RBB Fund Trust (the “Trust”)

File Nos.: 333-200168 and 811-23011

Wayfinder Dynamic U.S. Interest Rate ETF, Wayfinder U.S. Dispersion ETF, Wayfinder Gold ETF, Wayfinder Oil ETF, Wayfinder U.S. Market Better Beta ETF and Wayfinder Saber ETF (each, a “Fund”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of each Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in the most recent amendment for the Fund dated October 31, 2025, and filed electronically as Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (312) 569-1181 or robert.bullington@faegredrinker.com.

Sincerely,

THE RBB FUND TRUST

/s/ Robert D. Bullington
Robert D. Bullington

cc:	Steven Plump, The RBB Fund Trust James Shaw, The RBB Fund Trust Jillian L. Bosmann, Faegre Drinker Biddle & Reath LLP